Consolidated Balance Sheets (Parenthetical) (Successor [Member], USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Successor [Member]
Accounts receivable, allowance for doubtful accounts	$ 860	$ 943	$ 129
Accumulated depreciation	5,445	2,797	330
Accumulated amortization	$ 71,473	$ 42,058	$ 9,459
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	99,994,600	87,379,865	56,901,304
Common stock, shares outstanding	99,994,600	87,379,865	56,901,304